Income Tax	12 Months Ended
Dec. 31, 2024
Income Tax
Income Tax

Note 9. Income Tax

The Company accounts for income taxes under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) No. 740, Income Taxes (“ASC 740”). Under ASC 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under ASC 740, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company did not take any uncertain tax positions and had no adjustments to its income tax liabilities or benefits pursuant to the provisions of Section 740-10-25 for the years ended December 31, 2024 and 2023. The Company recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in operating expenses. No such interest or penalties were recognized during the period presented. The Company had no accruals for interest and penalties at December 31, 2024 or 2023.

The Company’s federal income tax returns for the years ended December 31, 2021 through December 31, 2024 remain subject to examination by the Internal Revenue Service as of December 31, 2024.

During 2024 and 2023, the Company incurred net losses and, therefore, has no tax liability. The net deferred tax asset generated by the loss carry-forward has been fully reserved.

Net deferred tax assets consist of the following components as of December 31, 2024 and 2023

	2024	2023
Deferred tax assets:
Net operating loss carryover	$5,310,500	$4,989,300
Accrued related party payroll	37,500	11,000
Valuation allowance	(5,348,000)	(5,000,300)
Net deferred tax asset	$-	$-

The income tax provision differs from the amount of income tax determined by applying the U.S federal income tax rate (21%) for the years ended December 31, 2024 and 2023 due to the following:

	2024	2023
Book income	$(420,400)	$(550,900)
Related party accrued payroll	37,500	11,000
(Gain) Loss on debt settlement	(24,200)	16,900
Stock for services and compensation	78,800	97,100
Interest amortization	-	6,900
Inventory write-off	7,100	-
Valuation allowance	321,200	419,000
Income tax expense	$-	$-

As of December 31, 2024 and 2023, the Company has taxable net loss carryovers of approximately $25.5 and $23.8 million, respectively that may be offset against future taxable income.